IPP SOLAR PARKS, INVESTMENT PROPERTY	12 Months Ended
Dec. 31, 2017
IPP Solar Parks
IPP SOLAR PARKS, INVESTMENT PROPERTY
PROPERTY, PLANT AND EQUIPMENT

21.IPP SOLAR PARKS, INVESTMENT PROPERTY

(1) IPP Solar Parks

At the end of each reporting period, the Group’s solar parks, which are held for use, consisted of the following:

	Permits (including related costs capitalized in the course of obtaining permits) and solar parks under development	Completed solar parks	Total
	Thousand USD	Thousand USD	Thousand USD
At January 1, 2015	61,877	151,481	213,358

Additions	104,727	—	104,727
Transfer	(126,494)	126,494	—
Exchange adjustments	(2,751)	(15,307)	(18,058)
At December 31, 2015	37,359	262,668	300,027

Additions	42,895	2,575	45,470
Acquisition of subsidiaries (Note 33)	—	34,158	34,158
Transfer to investment property	(104)	—	(104)
Reclassified as held for sale (Note 19)	—	(60,667)	(60,667)
Disposal of subsidiaries (Note 34)	—	(18,407)	(18,407)
Disposal of solar parks	—	(3,671)	(3,671)
Transfer	(42,330)	42,330	—
Exchange adjustments	(1,344)	2,975	1,631
At December 31, 2016	36,476	261,961	298,437

Additions	36,589	110,210	146,799
Disposal of solar parks	(1,979)	—	(1,979)
Disposal of subsidiaries (Note a)	(669)	(834)	(1,503)
Transfer	(17,150)	17,150	—
Exchange adjustments	(636)	4,702	4,066

At December 31, 2017	52,631	393,189	445,820
DEPRECIATION AND IMPAIRMENT
At January 1, 2015	270	32,478	32,748

Provided for the year	—	9,229	9,229
Impairment provided for the year	1,706	129	1,835
Exchange adjustments	—	(3,208)	(3,208)

At December 31, 2015	1,976	38,628	40,604

Provided for the year	—	14,208	14,208
Impairment provided for the year	2,151	—	2,151
Reclassified as held-for-sale (Note 19)	—	(25,983)	(25,983)
Disposal of subsidiaries (Note 34)	—	(1,560)	(1,560)
Disposal of solar parks	—	(80)	(80)
Exchange adjustments	(217)	(1,939)	(2,156)

At December 31, 2016	3,910	23,274	27,184

Provided for the year	—	14,272	14,272
Impairment provided for the year	5,120	101	5,221
Disposal of subsidiaries (Note a)	—	(19)	(19)
Exchange adjustments	357	1,400	1,757

At December 31, 2017	9,387	39,028	48,415

CARRYING VALUES
At December 31, 2015	35,383	224,040	259,423

At December 31, 2016	32,566	238,687	271,253

At December 31, 2017	43,244	354,161	397,405

a)

In February 2017, Sky Solar Japan KK(“SSJ”), a wholly-owned subsidiary of the Group, entered into a share purchase agreement  to sell its all shares of Tokyo Solar Electricity KK(“TS”), with total purchase price of JPY 9.3 million (USD83 thousand). This disposal was aimed to maintain the strategy on high-voltage solar business, while TS was operated on low-voltage solar business with small sizes but high costs. The transaction was completed in February 2017, and the Group recorded a loss of USD 5 thousand.

Depreciation is calculated using the straight-line method over the estimated useful lives of 20 to 30 years for completed solar parks.

As at December 31, 2015, 2016 and 2017, the solar parks with carrying amounts of approximately USD 100.2 million, USD USD215.6 million and USD277.4 million, respectively, were pledged by the Group to secure borrowings with carrying amounts of approximately USD97.1 million, USD150.6 million and USD244.0 million, respectively. In addition, equity interests of an indirect wholly-owned subsidiary of the Company which held several IPP solar parks in Czech and trade receivables arising out of the business relations were pledged to a bank as at December 31, 2015, 2016 and 2017 to secure the respective borrowings.

During the year ended December 31, 2015, IPP solar parks operating in Greece were evaluated for impairment given the macroeconomic conditions prevailing in Greece. The recoverable amount of the IPP solar parks is calculated on the basis of value in use. During the year ended December 31, 2016, IPP solar parks operating in Greece were evaluated for impairment given the macroeconomic conditions prevailing in Spain. The recoverable amount of the IPP solar parks is calculated on the basis of value in use, and loss of USD 2.2 million was recorded.

During the year ended December 31, 2017, several developing licenses were discounted in Latin America, and the developing permits in  North America were evaluated for impairment given the difference between the assets’ carrying amount and present value of estimated future cash flow discounted at the effective interest rate. As a result, an impairment loss of USD 5.2 million was recorded by the Group. In the year ended December 31, 2015 and 2016, such impairment was USD 1.8 million and USD 2.2 million, respectively.

(2) Investment Property

Included in the Group’s IPP solar parks are land acquired by the Group with carrying amounts of approximately USD9.5 million, USD11.3 million and USD11.3 million, respectively, as at December 31, 2015, 2016 and 2017. The Group transferred certain pieces of land with carrying amount of approximately nil, USD 104 thousand and nil, during the year ended December 31, 2015, 2016 and 2017, respectively, from IPP solar parks to investment property upon commencement of leases. The transfer is triggered by the sales of IPP solar parks assets situated on these land to third party customers. The land, being accounted for as investment property, has indefinite useful lives and is measured at costs less accumulated impairment losses, if any. The lease of land is an operating lease in nature and the future minimum lease payments under non-cancellable operating leases is disclosed in note 37.